INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Operating loss carryforward	$ 35,682	$ 22,723
Share based compensation	96,553	98,396
Research and development	13,379	5,586
Accrued social benefits and other	414	366
Other costs	2,679	0
Operating lease liability	5,227
Deferred tax asset before valuation allowance	153,934	127,071
Valuation allowance	(144,444)	(126,898)	$ (9,409)
Total deferred tax assets	9,490	173
Fixed Assets	(3,103)	(173)
Operating lease right-of-use asset	(6,387)
Deferred tax liabilities	(9,490)	(173)
Net deferred taxes	$ 0	$ 0